Significant Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2021
Disclosure of Significant Accounting Judgments and Estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

NOTE 3: SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

The preparation of the consolidated financial statements requires management to undertake several judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. These estimates and judgments are based on management’s best knowledge of the events or circumstances and actions the Company may take in the future. The actual results may differ from these assumptions and estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to assumptions and estimates are recognized in the period in which the assumption or estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Information about the significant judgments, estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses are discussed below.

a.	Judgements

Revenue recognition:

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for accounting for the revenue recognition from cryptocurrency mining as well as subsequent measurement of cryptocurrency held. Management has determined that revenues should be recognized as the fair value of cryptocurrencies received in exchange for mining services on the date that cryptocurrencies are received and subsequently measured as an intangible asset. Management has exercised significant judgement in determining the appropriate accounting treatment. In the event authoritative guidance is issued by the IASB, the Company may be required to change its accounting policies, which could have a material effect on the Company’s financial statements.

Significant judgement in determining the lease term of contracts with renewal options:

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease if it is reasonably certain not to be exercised. The Company has the option under some of its leases to lease the assets for additional terms of three to ten years. The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy). The Company included the renewal period as part of the lease term for leases of most farming facilities due to the significance of these assets to its operations. The Company has not included renewal periods for farming facilities beginning 10 years from the commencement of the lease.

b.	Estimates and assumptions

Property, plant and equipment and intangible assets:

Estimates of useful lives, residual values and methods of depreciation are reviewed annually. Any changes based on additional available information are accounted for prospectively as a change in accounting estimate.

Impairment of property, plant and equipment and intangibles:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The Company reviews the need for recording impairment of mineral assets, as detailed in Note 9d, for which purpose it engaged an independent external appraiser to assist in determining the value of the assets. The fair value was determined through use of the market approach, which includes analyzing similar and comparable mineral properties and making adjustments for differences between those properties and the subject among certain identifiable parameters.

Reversal of impairment of property, plant and equipment:

The Company evaluates the need to reverse impairment of non-financial assets whenever events or changes in circumstances indicate that the previous impairment loss recognized may no longer exist or may have decreased. The impairment of non-financial assets except for goodwill is reversed up to the carrying amount of the non-financial assets that would have been determined, net of depreciation, had no impairment loss been recognized. Management exercised significant judgement in estimating the inputs used to determine the value in use of its property, plant and equipment and intangible assets.

Goodwill:

In the fourth quarter of each year and when there is an indication that goodwill is impaired, the Company performs an annual test for goodwill impairment for each of its CGUs or group of CGUs to which goodwill is allocated. Management exercised significant judgement in estimating the inputs used to determine the value in use of its CGUs to which goodwill is allocated.

Long-term debt:

The Company entered into a secured debt financing facility with Dominion Capital LLC consisting of four equal loan tranches in 2020. Upon the drawdown of each loan tranche, management exercised significant judgement in determining the effective interest rates and the fair market value of the warrants issued in connection with each tranche. Management also exercised significant judgement in determining the fair market value of the embedded derivative, which was derecognized in 2021. The key assumptions and methodologies used by management are described in Note 14.